Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of Capital Expenditure Commitments	Capital expenditure commitments relating to our vessels and vessels under construction are as follows:

Year Ended December 31,	Due to Shipyards/Sellers	Due to Manager	Other Commitments	Total
2022	$56,684	$1,691	$311	$58,686
2023	137,150	4,421	—	141,571
2024	46,200	1,210	—	47,410
Total	240,034	7,322	311	247,667